CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net earnings (loss)	$ 27,199	$ (29,372)	$ (14,799)
Taxes paid related to net settlement of equity awards	(4)
Items not requiring (providing) cash
Amortization	28,590	32,386	34,990
Stock-based compensation (note 24(a))	6,713	6,449	6,956
Non-cash restructuring and other			(859)
Tax benefit on stock option deduction	71		151
Deferred income taxes	(13,606)	(2,903)	(3,374)
Loss (gain) on disposal of property, equipment, and intangibles	107	40	(95)
Impairment of intangible assets		11,214
Changes in non-cash working capital
Accounts receivable	(616)	9,067	(35,671)
Inventories	(4,019)	5,664	(11,399)
Prepaid expenses and other	(14,543)	4,248	7,104
Accounts payable and accrued liabilities	10,997	(13,783)	12,116
Deferred revenue and credits	(422)	733	480
Cash flows provided (used) by operating activities	40,467	23,743	(4,400)
Investing activities
Acquisition of M2M business of Sagemcom (note 5)	(55,218)
Purchase of Wavecom S.A. shares		(1,787)	(1,553)
Additions to property and equipment	(15,845)	(14,268)	(12,580)
Proceeds from sale of property, equipment, and intangibles	139	31	99
Increase in intangible assets	(2,607)	(3,740)	(3,976)
Net change in short-term investments	9,347	17,058	489
Cash flows used by investing activities	(64,184)	(2,706)	(17,521)
Financing activities
Issuance of common shares, net of share issue costs	436	519	1,074
Repurchase of common shares for cancellation	(6,312)
Purchase of treasury shares for RSU distribution	(2,489)	(4,472)
Decrease in other long-term obligations	(1,000)	(905)	(2,615)
Cash flows used by financing activities	(9,365)	(4,858)	(1,541)
Effect of foreign exchange rate changes on cash and cash equivalents	(4,647)	(247)	1,414
Cash and cash equivalents, increase (decrease) in the year	(37,729)	15,932	(22,048)
Cash and cash equivalents, beginning of year	101,375	85,443	107,491
Cash and cash equivalents, end of year	63,646	101,375	85,443
Supplemental disclosures:
Net income taxes paid (received)	2,022	(1,926)	1,112
Net interest paid	88	32	173
Non-cash purchase of property and equipment (funded by obligation under capital lease)	$ 335	$ 148	$ 227